Loan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Loanstext Block [Abstract]
Schedule of loan
	December 31, 2021	December 31, 2020
Loan guaranteed by Swiss government (COVID-19)	—	50,000
Convertible loan	—	473,920
Total	—	523,920

Schedule of convertible loan agreement
	December 31, 2021	December 31, 2020
As of January 1	473,920	—
Gross proceeds at disbursement date	—	1,500,000
Embedded derivative, separated	—	(230,974)

Transaction costs allocated to host	—	(22,495)
Carrying amount at initial recognition	—	1,246,531

Converted principal amount	(644,813)	(895,455)
Accrued interest at 8%	8,348	31,920
Amortization	162,545	90,924

As of December 31	—	473,920